Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary of Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Covered Assets And FDIC Loss Share Receivable And FDIC Clawback Payable [Line Items]
Loans covered by FDIC loss share agreements ("covered loans")	$ 596,239	$ 806,922	$ 489,468
FDIC loss share receivable	152,198	279,045	158,137
Covered foreclosed assets	52,951	72,907	31,145
Total	801,388	1,158,874
FDIC clawback payable	$ 25,169	$ 24,645	$ 6,904